Victory International Fund | Victory International Fund
Victory International Fund
Investment Objective
The Fund seeks to provide long-term growth of capital.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 22 of the Fund's Prospectus and on page 42 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (paid directly from your investment)
Shareholder Fees Victory International Fund		Class A		Class C		Class I	Class R		Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		5.75%		none		none	none	[1]	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)		none	[2]	1.00%	[3]	none	none	[1]	none
Redemption Fees (as a percentage of the amount redeemed)	[4]	2.00%		2.00%		2.00%	2.00%	[1]	2.00%
[1]	Expenses for Class R shares are estimated for the current fiscal year because Class R shares are new as of the date of this prospectus.
[2]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see 'Choosing a Share Class' beginning on page 26.
[3]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.
[4]	This fee only applies to Fund shares redeemed or exchanged within the first 30 days of their acquisition by either a purchase or exchange.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Victory International Fund		Class A	Class C	Class I	Class R		Class Y
Management Fees		0.80%	0.80%	0.80%	0.80%	[1]	0.80%
Distribution (12b-1) Fees		none	1.00%	none	0.50%	[1]	none
Other Expenses (includes a shareholder servicing fee of 0.25% applicable to Class A shares)		2.61%	2.34%	0.29%	5.00%	[1]	1.32%
Acquired Fund Fees and Expenses	[2]	0.05%	0.05%	0.05%	0.05%	[1]	0.05%
Total Annual Fund Operating Expenses		3.46%	4.19%	1.14%	6.35%	[1]	2.17%
Fee Waiver/Expense Reimbursement		(2.01%)	(1.99%)	none	(4.60%)	[1]	(0.97%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	1.45%	2.20%	1.14%	1.75%	[1]	1.20%
[1]	Expenses for Class R shares are estimated for the current fiscal year because Class R shares are new as of the date of this prospectus.
[2]	Acquired Fund Fees and Expenses are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund and are not included in the Fund's Financial Highlights disclosed later in this Prospectus. Therefore, the Total Annual Fund Operating Expenses stated above do not correlate to the ratio of expenses to average net assets that appears in the Fund's Financial Highlights. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the Fund.
[3]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) of Class A, Class C, Class I, Class R and Class Y shares do not exceed 1.40%, 2.15%, 1.15%, 1.70% and 1.15% until at least August 31, 2017, August 31, 2017, August 31, 2017, February 28, 2018 and February 28, 2017, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limit in effect at the time of recoupment or reimbursement.

Example:

The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Victory International Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	714	1,007	1,431	3,429
Class C	323	688	1,291	3,721
Class I	116	362	628	1,386
Class R	178	551	949	4,551
Class Y	122	381	660	2,063

The following Example makes the same assumptions as the Example above, except that it assumes you do not sell your shares at the end of the period.
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Victory International Fund Class C	223	688	1,291	3,721

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in equity securities of foreign companies. The Fund may invest in any type or class of security of companies of any size and from any country. It invests mainly in equity securities of established companies in developed countries outside the United States.

Under normal circumstances, the Fund:

■  Intends to invest at least 80% of its net assets in foreign equity securities. For purposes of this policy, "foreign equity securities" include securities of foreign-based companies listed on foreign exchanges and depository receipts and exchange traded funds (ETFs) that hold permitted foreign equity securities; and "net assets" include any borrowings for investment purposes.

■  May invest in preferred stocks and other securities with equity characteristics, such as convertible securities.

■  May invest in derivatives, such as futures and options contracts, for hedging and for risk management purposes, as well as to seek to enhance potential gain and as a substitute for purchasing securities. See "Futures and options risks."

■  May invest a portion of its assets in the securities of companies located in countries with emerging markets.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

■  The market values of the securities acquired by the Fund decline.

■  Foreign securities lose market share or profits. Foreign securities generally experience more volatility than their domestic counterparts.

■  Emerging market companies lose market share or profits. Emerging markets generally experience the most volatility.

■  Mid cap stocks fall out of favor relative to stocks of larger or smaller companies.

■  Smaller, less seasoned companies may lose market share or profits to a greater extent than larger, more established companies.

■  Derivative instruments, including futures and options contracts used for asset substitution, do not perfectly replicate direct investment in the security.

■  A company's earnings do not increase as expected.

■  The portfolio manager does not execute the Fund's principal investment strategies effectively.

■  Returns are reduced as a result of actively trading the Fund's portfolio.

■  An investment company in which the Fund invests does not achieve its investment objective.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C and Class I shares of the Fund, including applicable maximum sales charges, compare to those of the MSCI AC World Index ex USA. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Past performance information is not presented for Class Y shares as the share class does not have one full calendar year of performance history. Past performance information is not presented for Class R shares as the share class is new as of the date of this Prospectus.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Highest/lowest quarterly results during this time period were: Highest 21.14% (quarter ended June 30, 2009) Lowest -21.73% (quarter ended September 30, 2011)
Average Annual Total Returns (For the Periods ended December 31, 2012)
Average Annual Returns Victory International Fund	Label	1 Year	Since Inception		Inception Date
Class A	CLASS A Before Taxes	11.01%	11.60%	[1]	Nov. 25, 2008
Class C	CLASS C Before Taxes	15.98%	12.38%	[1]	Nov. 25, 2008
Class I	CLASS I Before Taxes	18.15%	13.54%	[1]	Nov. 25, 2008
After Taxes on Distributions Class A	CLASS A After Taxes on Distributions	10.92%	10.87%	[1]
After Taxes on Distributions and Sales Class A	CLASS A After Taxes on Distributions and Sale of Fund Shares	7.87%	10.09%	[1]
MSCI AC World Index ex USA	MSCI AC World Index ex USA	17.39%	15.42%	[1]
[1]	Performance is from November 25, 2008, inception date of Class A, Class C and Class I shares.